Financial Instruments (Fair Value of Derivatives) (Details) - Not Designated as Hedging Instrument [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Interest Rate Swap [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	$ 759,000	$ 5,315,000
Interest Rate Swap [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	9,473,000	13,174,000
Interest Rate Swap [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	12,191,000	10,041,000
Commodity Contract [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Commodity Contract [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Commodity Contract [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	3,099,000	3,384,000
Commodity Contract [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	843,000	0
Foreign Exchange Contract [Member] | Other Assets Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Other Assets Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	0	0
Foreign Exchange Contract [Member] | Other Liabilities Current [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	27,000	0
Foreign Exchange Contract [Member] | Other Liabilities Long-term [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	$ 0	$ 0